Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Share-based Payment Arrangements
28.	SHARE-BASED PAYMENT ARRANGEMENTS

a.	Employee share option plans of the Company
In order to attract, retain and reward employees, the Company and its subsidiary, ASE, have their employee share option plans for the Group’s full-time employees. As disclosed in Note 1, the Company assumed ASE’s obligations of outstanding employee share option plans starting from April 30, 2018, and each unexercised share option was converted at an exchange ratio of 1 for 0.5 share option of the Company. After conversion, each share option represents the right to purchase one ordinary share of the Company when exercised, and the exercise price is subject to adjustment according to the exchange ratio. The Company has the first and the second employee share option plans in November 2018 and August 2023 for full-time employees of the Group, with each unit representing the right to purchase one ordinary share issued by the company. The right of those share options granted under the plans is valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date. For the employee share option plans the Company assumed and issued, the exercise price is subject to adjustment according to the prescribed criteria stipulated in employee share option plans.

Information about the share option plans that the Company granted and assumed were as follows:

	$	$	$	$	$	$
	For the Year Ended December 31
	2023		2024		2025
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)	Thousands)	(NT$)

Balance at January 1	81,262	$50.2	212,240	$89.1	188,101	$89.6
Options granted	150,000	107.0	-	-	-	-
Options expired	-	-	-	-	(213)	73.0
Options forfeited	(1,471)	66.9	(5,873)	103.7	(3,765)	93.5
Options exercised	(17,551)	50.9	(18,266)	48.0	(32,981)	79.1

Balance at December 31	212,240	89.1	188,101	89.6	151,142	87.8

Options exercisable, end of year	62,505	46.5	44,242	44.3	66,837	72.9

Fair value of options granted (NT$)	29.7-35.1		-		-

The weighted average share prices at exercise dates of share options for the years ended December 31, 2023, 2024 and 2025 were NT$112.4, NT$151.7 and NT$174.7 (US$5.6), respectively.
Information about the outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Remaining Contractual Life (Years)

December 31, 2024

ASE 5 th share options	$73.0	0.7
The Company 1 st share options	42.7	3.9
The Company 2 nd share options	103.5	8.6

December 31, 2025

The Company 1 st share options	41.1	2.9
The Company 2 nd share options	99.7	7.6

b.	Employee restricted stock awards plans of the Company
To attract and retain talents as well as motivate and engage employees, the Company’s annual shareholders’ meetings resolved the first and the second employee restricted stock awards plans in August 2021 and June 2024, and granted 15,000 thousand ordinary shares and 16,500 thousand ordinary shares on the record date of October 1, 2021 and September 6, 2024, respectively. The par value and the exercise price were NT$10 and NT$0 per share, respectively. The fair value at the grant day was NT$92.4 per share and NT$141.5 per share, respectively.

The vested shares are settled and released on an annual basis during a three-year period starting from the grant date. Up to one-thirds of the total shares granted will be vested only after the Company reaches specific performance targets before the end of each year-period. Except for inheritance, those shares shall not be sold, pledged, transferred, gifted, conditioned, or otherwise dispose of before vest, while the rights of attending, proposing, speaking, voting and election at shareholders meeting and other rights, including but not limited to, stock dividend, cash dividend, distribution from legal reserve and capital surplus, share options at cash capital increase are identical with the Company’s ordinary shares issued and outstanding. All the shares under this plan should be deposited in a trust account before vested.
Upon granting, any unvested restricted stock awards will be forfeited and canceled by the Company at no cost if the vesting conditions are not met. Meanwhile, dividends (including cash dividends, stock dividends, and those distributed from legal reserves and capital surplus, as well as any derived income) distributed on those unvested restricted stock awards for the current unvested year, shall be fully returned to the Company by the custodian institution. For the years ended December 31, 2024 and 2025, the Company reclaimed
4,965 thousand and 255
thousand ordinary shares, respectively, and the related deregistration procedures have been completed.
Information about employee restricted stock awards was as follows:

	For the Year Ended December 31
	2023	2024	2025
	(in thousand shares)	(in thousand shares)	(in thousand shares)

Balance at January 1	10,000	4,965	16,500
Shares granted	-	16,500	-
Shares unrestricted	(4,950)	-	(5,375)
Shares forfeited	(70)	(4,965)	(255)
Shares awaiting canceled	(15)	-	-

Balance at December 31	4,965	16,500	10,870

c.	Employee share option plans of subsidiaries
USISH
Under the share option plan issued in 2015 (“2015 share options”), each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date incorporated with certain performance conditions. For any subsequent changes in USISH’s capital structure, the exercise price is accordingly adjusted.
In November 2019, USISH adopted the share option plan (“2019 share options”) and granted 17,167 thousand share options to its employees. Each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 3.0 years, 4.0 years and 5.0 years, respectively, and are exercisable at certain percentages within 12 months subsequent to the second, the third and the fourth anniversary of the grant date under the satisfaction of certain performance conditions within each respective vesting period. In the event that USISH increases share capital by capital surplus or by cash, or distributes share dividends or cash dividends, the exercisable share option units and the exercise price are accordingly adjusted.

In September 2020, USISH adopted the share option plan (“2020 share options”) and granted 1,140 thousand share options to its employees. The conditions of issued 2020 share options are the same as 2019 share options, except that the options are valid for
2.2 years
,
3.2 years
and
4.2 years
, respectively, and with each respective vesting period of
1.2 years
,
2.2 years
and
3.2 years
.
In September 2023, USISH’s extraordinary general shareholders’ meetings resolved to adopt the share option plan (“2023 share options”). In October 2023, the board of directors resolved to grant 14,506 thousand share options to its employees. The conditions of issued 2023 share options are the same as 2019 share options, except that the options are valid for 2 years and 3 years, respectively, and with each respective vesting period of 1 year and 2 years.
Information about share options was as follows:

	$		$		$		$		$		$
	For the Year Ended December 31
	2023				2024				2025
	Number of Options (In Thousands)		Weighted Average Exercise Price Per Share (RMB)		Number of Options (In Thousands)		Weighted Average Exercise Price Per Share (RMB)		Number of Options (In Thousands)		Weighted Average Exercise Price Per Share (RMB)

Balance at January 1		20,246		$14.5		29,728		$14.7		17,001		$15.1
Options granted		14,506		14.5		-		-		-		-
Options expired		(1,204)		14.1		(1,027)		14.2		(3,719)		15.2
Options forfeited		(695)		13.6		(7,855)		14.3		(185)		15.4
Options exercised		(3,125)		12.1		(3,845)		12.7		(13,097)		15.0

Balance at December 31		29,728		14.7		17,001		15.1		-		-

Options exercisable, end of year		15,310		14.9		17,001		15.1		-		-

Fair value of options granted (RMB)		3.8-4.7				-				-

The
 weighted average share prices at exercise dates of share options for the years ended December 31, 2023, 2024 and 2025 were RMB
14.9
, RMB
14.8
and RMB
18.7
, respectively.
Information about USISH’s outstanding share options at balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2024

2015 share options	$15.5	0.9
2023 share options	14.3	1.8
AMPI
In May 2021, the authority approved AMPI’s employee share options plan with the issuance up to 10,000 thousand units. The options are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date. For any subsequent changes in AMPI’s capital structure or distribution of cash dividends on ordinary shares,
 the exercise price will be adjusted accordingly.

Information about share options was as follows:

	$		$		$		$		$		$
	For the Year Ended December 31
	2023				2024				2025
	Number of Options (In Thousands)		Exercise Price Per Share (NT$)		Number of Options (In Thousands)		Exercise Price Per Share (NT$)		Number of Options (In Thousands)		Exercise Price Per Share (NT$)

Balance at January 1		3,100		$30.0		3,100		$30.0		3,100		$29.7

Balance at December 31		3,100		30.0		3,100		29.7		3,100		29.7

Options exercisable, end of year		-		-		1,550		29.7		2,325		29.7

Information about AMPI’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Remaining Contractual Life (Years)

December 31, 2024

2022 share options	$29.7	7.3

December 31, 2025

2022 share options	29.7	6.3

d.	Employee restricted stock plans of subsidiaries
In September 2023, USISH’s extraordinary general shareholders’ meetings resolved to adopt restricted stock plan (“2023 restricted stocks”), and granted 372 thousand shares and 5,722 thousand shares in November 2023 and January 2024, respectively, to its directors (excluding independent directors), supervisors and employees. The options are valid for 3 years. The valid period may be early terminated or extended prior to one month of the expiration date depending on the conditions of ordinary shares granted. Upon satisfaction of certain performance conditions in each phase, participants are entitled to subscribe USISH’s ordinary shares issued under the plan at a certain percentage at the end of the lock-up period. The plan was of 2 phases with a lock-up period of 1 year and 2 years, respectively.
Information about restricted stocks was as follows:

	$		$		$		$		$		$
	For the Year Ended December 31
	2023				2024				2025
	Number of Options (In Thousands)		Weighted Average Exercise Price Per Share (RMB)		Number of Options (In Thousands)		Weighted Average Exercise Price Per Share (RMB)		Number of Options (In Thousands)		Weighted Average Exercise Price Per Share (RMB)

Balance at January 1		1,984		$10.7		372		$14.5		2,919		$ 14.4
Stocks granted		372		14.5		5,722		14.4		-		-
Stocks exercised		(1,966)		10.8		-		-		(2,907)		14.4
Stocks forfeited		(18)		-		(3,175)		14.4		(12)		14.5

Balance at December 31		372		14.5		2,919		14.4		-		-

Options exercisable, end of year		-		-		-		-		-		-

Fair value of restricted stocks granted (RMB)		12.2- 13.0				11.6- 12.4				-

Information about USISH’s outstanding restricted stocks at balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2024

2023 restricted stocks (2024 granted)	$14.4	2.0
2023 restricted stocks (2023 granted)	14.5	1.9

e.	Fair value information
Regarding the aforementioned share-based payment arrangements issued during 2024, the fair value at the grant dates of the Company’s second employee restricted stock awards plan and USISH’s 2023 restricted stocks were measured by using the market price basis and the Black-Scholes Option Pricing Model incorporating the effect of the lock-up period, respectively. The inputs to the models were as follows:
Restricted stock plan

USISH’s 2023 restricted stocks plan (2024 granted)

Share price at the grant date	RMB14.19 per share
Exercise price	RMB14.35 per share
Expected volatility (%)	35.02-37.02
Lock-up periods (years)	1.0-2.0
Expected dividend yield	-
Risk free interest rate (%)	2.11-2.27
Expected volatilities were calculated based on the annualized volatilities of historical share prices of USISH.
The Group’s shareholdings in USISH decreased because the abovementioned share-based payment agreements
were exercised in 2023, 2024 and 2025. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USISH and, as a result, capital surplus increased by NT$90,773 thousand, NT$81,947 thousand and NT$300,782 thousand (US$9,588 thousand) in 2023, 2024 and 2025, respectively.
For the years ended December 31, 2023, 2024 and 2025, employee benefits expense recognized on the aforementioned share-based payment
a
greements

were NT$742,890 thousand, NT$2,188,600 thousand and NT$2,481,787 thousand (US$79,113 thousand), respectively.